Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 293,312	$ 343,373
Restricted cash	4,817	4,939
Margin deposits	4,270	4,270
Time deposits	5,000	0
Trade accounts receivable, net (Note 1(f))	41,079	26,451
Capitalized voyage expenses	777	1,437
Due from related parties (Note 2)	$ 0	$ 2,842
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Advances and other	$ 19,461	$ 36,284
Inventories	12,591	18,948
Investments In Debt Securities held to maturity, short-term	15,141	0
Investment In Debt Securities, available for sale	15,494	0
Prepaid insurance and other	8,627	8,380
Receivable, short-term (Note 3)	12,767	4,370
Current portion of financial instruments-Fair value (Note 14)	1,296	509
Total current assets	434,632	451,803
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion	0	84
RIGHT OF USE ASSETS UNDER OPERATING LEASES (Note 3)	7,770	15,937
LONG-TERM RECEIVABLE (Note 3)	0	8,183
INVESTMENT IN DEBT SECURITIES HELD TO MATURITY (Note 9)	25,233	25,230
FIXED ASSETS (Note 4)
Advances for vessels under construction	301,868	246,392
Vessels	4,344,691	4,030,874
Accumulated depreciation	(1,188,616)	(1,111,091)
Vessels Net Book Value	3,156,075	2,919,783
Total fixed assets	3,457,943	3,166,175
DEFERRED CHARGES AND LEASEHOLD IMPROVEMENTS, net (Note 5)	27,503	39,110
Total assets	3,953,081	3,706,522
CURRENT LIABILITIES:
Current portion of long-term debt and other financial liabilities (Note 6)	301,734	251,752
Payables	42,676	55,846
Due to related parties (Note 2)	$ 3,170	$ 880
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Dividends payable	$ 15,064	$ 0
Accrued liabilities	68,117	49,901
Unearned revenue (Note 1(m))	17,273	37,410
Current portion of obligations under operating leases (Note 3)	7,770	11,608
Current portion of financial liability under operating leases (Note 3)	249	1,097
Current portion of financial instruments-Fair value (Note 14)	1,987	25
Total current liabilities	458,040	408,519
LONG-TERM DEBT AND OTHER FINANCIAL LIABILITIES, net of current portion (Note 6)	1,619,241	1,495,342
LONG-TERM OBLIGATIONS UNDER OPERATING LEASES (Note 3)	0	4,329
LIABILITIES ASSUMED FROM TIME CHARTERS ATTACHED (Note 15)	12,322	31,135
Derivative Liability, Noncurrent	473	0
Preferred Shares, $ 1.00 par value; 25,000,000 shares authorized, 4,745,947 Series E Preferred Shares and 6,747,147 Series F Preferred Shares issued and outstanding at December 31, 2025 and December 31, 2024	11,493	11,493
Common shares, $ 5.00 par value; 60,000,000 shares authorized at December 31, 2025 and December 31, 2024; 30,805,776 shares issued and 30,127,603 shares outstanding at December 31, 2025 and December 31, 2024	151,541	151,541
Additional paid-in capital	926,769	919,718
Cost of treasury stock	(6,791)	(6,791)
Accumulated other comprehensive loss	(1,886)	(904)
Retained earnings	738,350	652,651
Total Tsakos Energy Navigation Limited stockholders equity	1,819,476	1,727,708
Non-controlling interest	43,529	39,489
Total stockholders equity	1,863,005	1,767,197
Total liabilities and stockholders equity	$ 3,953,081	$ 3,706,522